Other Liabilities (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure Of Other Liabilities [Abstract]
Schedule of Other Liabilities

Other liabilities comprise the following:

	(Dollars in millions)
	As of
	March 31, 2024	March 31, 2023
Current
Accrued compensation to employees(1)	534	508
Accrued defined benefit liability (Refer to Note 2.14)(3)	1	—
Accrued expenses(1)	986	949
Withholding taxes and others(3)	382	442
Liabilities of controlled trusts (1)	25	26
Liability towards contingent consideration(2)	—	12
Capital creditors(1)	37	82
Financial liability under option arrangements(2)(5)	60	73
Other non-financial liabilities(3)	1	4
Other financial liabilities (1)(4)	73	307
Total Current other liabilities	2,099	2,403
Non-current
Accrued compensation to employees(1)	1	1
Accrued expenses(1)	213	198
Accrued defined benefit liability (Refer to Note 2.14)(3)	19	54
Financial liability under option arrangements(2)(5)	12	—
Other non-financial liabilities(3)	10	7
Other financial liabilities (1)(4)	18	41
Total Non-current other liabilities	273	301
Total other liabilities	2,372	2,704
(1) Financial liability carried at amortized cost	1,887	2,112
(2) Financial liability carried at fair value through profit or loss	72	85
Financial liability under option arrangements on undiscounted basis (Refer to Note 2.5)	83	82
Financial liability towards contingent consideration on undiscounted basis (Refer to Note 2.10)	—	12

(3) Non-financial liabilities